Summary of Significant Accounting Policies (Details 5) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Line Items]
Accrued expenses	$ 87,376	$ 28,112	$ 31,104
Accrued interest	126,953	108,731	201,844
Accrued warranties	65,000	50,000	50,000
Accrued payroll and benefits	155,304	124,183	219,973
Accrued sales tax		616	0
Unearned revenue	100,483	79,666	15,900
Other payables and accrued expenses	$ 535,116	$ 391,308	$ 518,821